Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 20%	Nov. 29, 2023 USD ($)
Fidelity Advisor Asset Manager 20% - Class A
Expense Example, No Redemption:
1 Year	$ 655
3 Years	825
5 Years	1,009
10 Years	1,541
Fidelity Advisor Asset Manager 20% - Class C
Expense Example, No Redemption:
1 Year	160
3 Years	496
5 Years	855
10 Years	1,668
Fidelity Advisor Asset Manager 20% - Class M
Expense Example, No Redemption:
1 Year	455
3 Years	678
5 Years	919
10 Years	1,610
Fidelity Advisor Asset Manager 20% - Class I
Expense Example, No Redemption:
1 Year	56
3 Years	176
5 Years	307
10 Years	689
Fidelity Advisor Asset Manager 20% - Class Z
Expense Example, No Redemption:
1 Year	49
3 Years	154
5 Years	269
10 Years	$ 604